Property, Plant and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant and Equipment, Net [Abstract]
Schedule of Property, Plant and Equipment, Net

Property, plant and equipment, net consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Building	$2,942,232	2,854,717
Office Equipment	211,015	201,070
Electronic Equipment	229,412	222,589
Vehicles	258,525	248,259
Machinery Equipment	508,343	493,223
Building Improvement	1,399,360	1,357,738
Construction in progress	12,777,159	787,620
Subtotal	$18,326,046	$6,165,216
Less: accumulated depreciation	(2,124,516)	(1,916,423)
Total	$16,201,530	$4,248,793